Lord Abbett Emerging Markets Corporate Debt Fund

Supplement dated December 29, 2016 to the

Summary Prospectus dated May 1, 2016

Effective December 31, 2016, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 11 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Andrew H. O’Brien, Partner and Portfolio Manager	2013
John J. Morton, Portfolio Manager	2016
Leah G. Traub, Partner and Portfolio Manager	2013

Please retain this document for your future reference.